WEIL, GOTSHAL & MANGES LLP
                      767 FIFTH AVENUE - NEW YORK, NY 10153
                                  212-310-8000
                               (FAX) 212-310-8007



                                December 5, 2005


Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-0305
Attention:  Barbara C. Jacobs
            Jay Ingram
            Morgan Youngwood


Re: M-Systems Flash Disk Pioneers Ltd. (i) Registration Statement on Form F-3 (File No. 333-129291) filed on October 28, 2005, (ii) Form 20-F for the year ended December 31, 2004, filed on May 27, 2005, and (iii) Form 6-K filed on September 30, 2005 (File No. 001-11712)

Ladies and Gentlemen:

                  On behalf of our client, M-Systems Flash Disk Pioneers Ltd., an Israeli company ("M-Systems" or the "Company"), please find enclosed the Company's responses to the comments of the Staff of the Securities and Exchange Commission that were contained in the letter from the Staff dated November 23, 2005 (the "Comment Letter"). For ease of reference, each comment contained in the Comment Letter is printed therein and is followed by the Company's response.

                  Should you wish to discuss the enclosed materials at any time please do not hesitate to contact David S. Lefkowitz, Esq. (212-310-8850) or Jeffrey Nadler (212-310-8387) of Weil, Gotshal & Manges LLP or Clifford M. J. Felig, Adv., of Meitar Liquornik Geva & Leshem Brandwein (011-972-3-610-3100).

                                                     Sincerely,

                                                     /s/ Jeffrey Nadler

                                                     Jeffrey Nadler
Enclosures

cc:      Ronit Maor, M-Systems Flash Dish Pioneers Ltd.
         Clifford M.J. Felig, Meitar Liquornik Geva & Leshem Brandwein David S. Lefkowitz, Weil, Gotshal & Manges, LLP